General and Administrative (Tables)	12 Months Ended
Dec. 31, 2023
MORINGA ACQUISITION CORP [Member]
General and Administrative (Tables) [Line Items]
Schedule of Other Operating Expenses	The formation and other operating expenses for the years ended December 31, 2023 and 2022 are as follows:
	December 31, 2023	December 31, 2022
	U.S. dollars
Legal expenses	259,000	398,903
Audit, bookkeeping and accounting	146,600	143,101
Professional services	245,538	115,651
Management fees	120,000	120,000
Insurance	281,044	325,000
Nasdaq fees	70,000	129,500
Other	298	187
	1,122,480	1,232,342